UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-9098

                         AMERICAN BEACON MASTER TRUST
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        William F. Quinn, PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2008

                  Date of reporting period: June 30, 2008


ITEM 1. REPORT TO STOCKHOLDERS.

                         GUIDANCE | VISION | EXPERIENCE

(AMERICAN BEACON FUNDS(SM) LOGO)

Semi-Annual Report

                                    (GRAPHIC)

June 30, 2008

MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND

ABOUT AMERICAN BEACON ADVISORS

     Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

     Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

CONTENTS

President's Message ...............................................            1
Financial Highlights
   Money Market Fund ..............................................           16
   U.S. Government Money Market Fund ..............................           20
Schedules of Investments
   Money Market Portfolio .........................................           22
   U.S. Government Money Market Portfolio .........................           25
Additional Information ............................................   Back Cover

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds                                              June 30, 2008

                          (PHOTO OF WILLIAM F. QUINN)

Fellow Shareholders,

     I am pleased to present to you the Semi-Annual Report for the American Beacon Money Market Fund and the U.S. Government Money Market Fund for the six months ended June 30, 2008.

     The American Beacon Money Market Fund reported a total return of 1.63% and 1.64% for this six-month period for the Institutional and Cash Management classes with expense ratios of 23 basis points (0.23%) and 20 basis points (0.20%), respectively, for their most recent fiscal year. Both classes outperformed the Lipper Institutional Money Market Funds Average return of 1.49%.

     The American Beacon U.S. Government Money Market Fund - Cash Management Class reported a total return of 1.41% for this same period with an expense ratio of 60 basis points (0.60%) for its most recent fiscal year, outperforming the Lipper Institutional U.S. Government Money Market Funds Average return by 9 basis points (0.09%).

     During the period, the sub-prime mortgage crisis continued to cause uncertainties surrounding banks, investment banks and the entire financial system, resulting in an extraordinary amount of volatility. The Federal Reserve ("Fed") was challenged to fulfill its dual mandate of balancing the risks to both growth and inflation. Inflation concerns were mounting, but weak economic growth and turmoil in the financial markets limited the Fed's ability to raise interest rates in the near term to strengthen the U.S. dollar and counter inflation. We feel the Funds' strategy of investing in high credit quality securities combined with lower than average expense ratios will continue to benefit the Funds' yields while protecting the Funds' liquidity for the long term.

     Please review the enclosed market overview, portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. To obtain further details about the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Money Market Funds.

                                        Sincerely,


                                        /s/ William F. Quinn

                                        William F. Quinn
                                        President
                                        American Beacon Funds

ECONOMIC OVERVIEW
AMERICAN BEACON MONEY MARKET FUND(SM)
JUNE 30, 2008 (UNAUDITED)

     The Federal Open Market Committee ("Fed") left the rates unchanged at 2.00% at the June 25th meeting, ending a 225 basis point (2.25%) easing cycle that began in September 2007. In addition, the Fed shifted its bias toward inflation risk, opening the door to the possibility that the next move could be a rate hike. However, inflation was not the Fed's only concern. They have also had to contend with a softening labor market, declining house prices, and continued strain in the financial markets.

     Headline producer and consumer prices both surprised to the upside in June. Thus far, waning consumer demand limited companies' ability to pass on higher raw materials costs, but this trend began to reverse as corporate profits eroded. Although inflation was on the rise, sluggish economic growth remained a chief concern for the Fed. Nonfarm payrolls declined by 438,000 for the first half of 2008, resulting in a rise in the unemployment rate to 5.5%. This combined with continued declines in home prices caused consumer confidence to drop to the lowest levels on record. Although the fiscal stimulus package is expected to buoy second quarter gross domestic product, the economic slowdown may deepen in the second half of 2008 as the impact of federal tax rebates fade.

     The Fed continued to address financial market instability. Although measures taken by the Fed to increase liquidity have eased short-term funding pressures somewhat, financial markets remained volatile. In response to renewed concerns over the health of the nation's financial system, Fed Chairman Ben Bernanke recently announced that the central bank may extend its emergency loan program for investment banks into 2009. The program was created in March and was set to potentially expire in mid-September. Bernanke stated that the Fed is "currently monitoring developments in financial markets closely and considering several options, including extending the duration of our facilities for primary dealers beyond year-end, should the current unusual and exigent circumstances continue in dealer funding markets."

     Given all of the above, the Fed was challenged to fulfill its dual mandate of balancing the risks to both growth and inflation. Inflation concerns mounted, but weak economic growth and turmoil in the financial markets limited the Fed's ability to raise interest rates in the near term. Bernanke stated, "Given the high degree of uncertainty, monetary policy makers will need to carefully assess incoming information bearing on the outlook for both inflation and growth".

PERFORMANCE OVERVIEW
AMERICAN BEACON MONEY MARKET FUND(SM)
JUNE 30, 2008 (UNAUDITED)

     As the economy continued to show signs of weakening during the first half of the year, the Federal Reserve ("Fed") continued its series of easing monetary policy. The year began with an overnight target rate of 4.25% before the Fed eased by 75 basis points (0.75%) inter-meeting on January 22nd. The Fed continued to cut rates at the following three Federal Open Market Committee ("FOMC") meetings, resulting in a 2.00% fed funds target by the April 30th FOMC meeting. The Fed has remained on hold the last two meetings, expressing concern for both inflation and slow growth. In response to the events that caused the Fed to ease, the American Beacon Money Market Fund's weighted-average maturity was maintained around 40 days. With credit quality a priority, the primary strategy of the Fund for the first half of the year was to buy high-quality, short-dated, fixed-rate securities and overnight investments. The strategies implemented during the year enabled the Fund to outperform its Lipper peer group.

     For the six months ended June 30, 2008, the total return of the Cash Management Class of the American Beacon Money Market Fund was 1.64%. The Fund outperformed the Lipper Institutional Money Market Average return of 1.49% by 15 basis points (0.15%). Based on annualized total returns, Lipper Inc. ranked the Cash Management Class of the Fund 74 among 386, 29 among 337 and 17 among 271 Institutional Money Market Funds for the one-year, three-year, and five-year periods ended June 30, 2008, respectively.

                                  (BAR CHART)

                                    ANNUALIZED TOTAL RETURNS
                                        AS OF 6/30/2008
                                  ---------------------------
                                  1 YEAR   5 YEARS   10 YEARS
                                  ------   -------   --------
Cash Mgmt Class(1,2,5) ........    4.27%    3.38%      3.77%
Institutional Class (1,3,5) ...    4.25%    3.30%      3.72%
PlanAhead Class (1,5) .........    3.93%    3.02%      3.42%
BBH ComSet Class (1,4,5) ......    4.27%    3.38%      3.77%

(1.) Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

(2.) Fund performance for the ten-year period represents the total returns achieved by the Institutional Class from 7/1/98 to 12/1/01, the inception date of the Cash Management Class, and the returns of the Cash Management Class thereafter. Expenses of the Cash Management Class are lower than those of the Institutional Class. Therefore, total returns shown are lower than the Cash Management Class would have realized in the same period. A portion of the fees charged to the Cash Management Class of the Fund has been waived. Performance prior to waiving fees was lower than the actual returns shown.

(3.) A portion of the fees charged to the Institutional Class of the Fund has been waived since 2006. Performance prior to waiving fees was lower than the actual returns shown for periods since 2006.

(4.) Fund performance represents the total returns achieved by the Institutional
     Class from 7/1/98 to 12/1/01, the total returns achieved by the Cash Management Class from 12/1/01 up to 4/2/07, the inception date of the BBH ComSet Class, and the returns of the BBH ComSet Class thereafter. Expenses of the BBH ComSet Class are lower than those of the Institutional and Cash Management Classes through 12/31/03. Therefore, total returns shown through 12/31/03 are lower than they would have been had the BBH ComSet Class been in place during that period. Expenses of the BBH ComSet Class have been the same as those of the Cash Management Class since 1/1/04.

(5.) The total annual Fund operating expense ratios set forth in the most recent
     Fund prospectus for the Cash Management, Institutional, PlanAhead and the BBH ComSet Class shares were 0.20%, 0.23%, 0.48% and 0.22%, respectively. After expense reimbursement, the net expense ratio set forth in the most recent Fund prospectus for the Cash Management, Institutional and BBH ComSet Class shares was 0.15%, 0.18% and 0.15%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report, which are based on expenses incurred during the period covered by this report.

PERFORMANCE OVERVIEW
AMERICAN BEACON MONEY MARKET FUND(SM)
JUNE 30, 2008 (UNAUDITED)

PORTFOLIO STATISTICS AS OF JUNE 30, 2008

                        CASH                                    BBH
                     MANAGEMENT   INSTITUTIONAL   PLANAHEAD    COMSET
                        CLASS         CLASS         CLASS      CLASS
                     ----------   -------------   ---------   -------
7-day Current
   Yield* ........      2.60%         2.57%         2.28%      2.60%
7-day
   Effective
   Yield* ........      2.63%         2.60%         2.30%      2.63%
30-day Yield* ....      2.58%         2.55%         2.25%      2.58%
Weighted Avg.
   Maturity ......     34 Days       34 Days       34 Days    34 Days
Moody's Rating ...       Aaa           N/A           N/A        Aaa
S&P Rating .......       AAAm          N/A           N/A        AAAm

* Annualized. You may call 1-800-388-3344 to obtain the Fund's current 7-day yield. Yield is a more accurate reflection of the Fund's current earnings than total returns.

TOP TEN ISSUERS AS OF JUNE 30, 2008

                                        % OF
                                    NET ASSETS**
                                    ------------
General Electric Capital Corp. ..       5.3%
Rabobank Nederland N.Y. .........       5.1%
Westpac Banking Corp. ...........       4.7%
Nordea Bank Finland N.Y. ........       4.3%
Toronto Dominion Bank N.Y. ......       4.3%
US Bank, NA .....................       4.3%
BNP Paribas N.Y. ................       4.1%
Barclays Bank plc ...............       3.9%
Toyota Motor Credit Corp. .......       3.6%
Bank of Nova Scotia N.Y. ........       3.5%

**   Percent of net assets of American Beacon Master Money Market Portfolio.

ASSET ALLOCATION AS OF JUNE 30, 2008

                                          % OF
                                      NET ASSETS**
                                      ------------
Bank CDs, TDs and Notes ...........       49.1%
Commercial Paper ..................       25.9%
Corporate Notes ...................       10.2%
Short-Term Investments ............        9.0%
Repurchase Agreements .............        7.1%
Liabilities, Net of Other Assets ..       -1.3%

**   Percent of net assets of American Beacon Master Money Market Portfolio.

FUND EXPENSES
AMERICAN BEACON MONEY MARKET FUND(SM)
JUNE 30, 2008 (UNAUDITED)

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 through June 30, 2008.

ACTUAL EXPENSES

     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading "Expenses Paid During Period" for the applicable Class to estimate the expenses you paid on your account during this period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                           Beginning     Ending       Expenses
                            Account     Account      Paid During
                             Value       Value         Period*
                             1/1/08     6/30/08    1/1/08-6/30/08
                           ---------   ---------   --------------
CASH MANAGEMENT CLASS
Actual .................   $1,000.00   $1,016.37        $0.75
Hypothetical (5%
   return before
   expenses) ...........   $1,000.00   $1,024.12        $0.76
INSTITUTIONAL CLASS
Actual .................   $1,000.00   $1,016.29        $0.89
Hypothetical (5%
   return before
   expenses) ...........   $1,000.00   $1,023.97        $0.89
PLANAHEAD CLASS
Actual .................   $1,000.00   $1,014.75        $2.37
Hypothetical (5%
   return before
   expenses) ...........   $1,000.00   $1,022.51        $2.38
BBH COMSET CLASS
Actual .................   $1,000.00   $1,016.37        $0.75
Hypothetical (5%
   return before
   expenses) ...........   $1,000.00   $1,024.12        $0.76

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.15%, 0.18%, 0.47% and 0.15% for the Cash Management, Institutional, PlanAhead and BBH ComSet Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

PERFORMANCE OVERVIEW
AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND(SM)
JUNE 30, 2008 (UNAUDITED)

     As the economy continued to show signs of weakening during the first half of the year, the Federal Reserve ("Fed") continued its series of easing monetary policy. The year began with an overnight target rate of 4.25% before the Fed eased by 75 basis points (0.75%) inter-meeting on January 22nd. The Fed continued to cut rates at the following three Federal Open Market Committee ("FOMC") meetings, resulting in a 2.00% fed funds target by the April 30th FOMC meeting. The Fed has remained on hold the last two meetings, expressing concern for both inflation and slow growth. In response to the events that caused the Fed to ease, the American Beacon U.S. Government Money Market Fund's weighted-average maturity was maintained around 20 days. With the ongoing volatility in the market, the primary strategy of the Fund for the first half of the year was to buy short-dated, fixed-rate agencies and overnight investments. The strategies implemented during the year enabled the Fund to outperform its Lipper peer group.

     For the six months ended June 30, 2008, the total return of the Cash Management Class of the American Beacon U.S. Government Money Market Fund was 1.41%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 1.32% by 9 basis points (0.09%). Based on annualized total returns, Lipper Inc. ranked the Cash Management Class of the Fund 30 among 171, 9 among 116 and 6 among 71 Institutional U.S. Government Money Market Funds for the one-year, five-year, and ten-year periods ended June 30, 2008, respectively.

                                  (BAR CHART)

                                       ANNUALIZED TOTAL RETURNS
                                           AS OF 6/30/2008
                                     ---------------------------
                                     1 YEAR   5 YEARS   10 YEARS
                                     ------   -------   --------
Cash Management Class (1,2,4) ....    3.92%    3.26%      3.65%
PlanAhead Class (1,3,4) ..........    3.44%    2.81%      3.25%

(1) Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

(2) Prior to December 1, 2001, the Cash Management Class of the Fund was known as the Institutional Class. A portion of the fees charged to the Cash Management Class of the Fund has been waived since 2002. Performance prior to waiving fees was lower than actual returns shown for periods since 2002.

(3) A portion of the fees charged to the PlanAhead Class of the Fund has been waived since 2003. Performance prior to waiving fees was lower than the actual returns shown for periods since 2003.

(4) The total annual Fund operating expense ratios set forth in the most recent Fund prospectus for the Cash Management and the PlanAhead Class shares were 0.60% and 1.20%, respectively. After expense reimbursement, the net expense ratio set forth in the most recent Fund prospectus for the Cash Management and PlanAhead Class shares were 0.15% and 0.65%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report, which are based on expenses incurred during the period covered by this report.

PORTFOLIO STATISTICS AS OF JUNE 30, 2008

                               CASH
                            MANAGEMENT   PLANAHEAD
                               CLASS       CLASS
                            ----------   ---------
7-day Current Yield* ....      2.19%       1.69%
7-day Effective Yield* ..      2.22%       1.71%
30-day Yield* ...........      2.16%       1.66%
Weighted Avg. Maturity ..     15 Days     15 Days
Moody's Rating ..........       Aaa         N/A
S&P Rating ..............      AAAm         N/A

* Annualized. You may call 1-800-388-3344 to obtain the Fund's current 7-day yield. Yield is a more accurate reflection of the Fund's current earnings than total returns.

PERFORMANCE OVERVIEW AND FUND EXPENSES
AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND(SM)
JUNE 30, 2008 (UNAUDITED)

ASSET ALLOCATION AS OF JUNE 30, 2008

                                                    % OF
                                                NET ASSETS**
                                                ------------
Repurchase Agreements .......................      71.1%
Government Securities .......................      28.8%
Other Assets, Net of Liabilities ............       0.1%

TOP ISSUERS AS OF JUNE 30, 2008

                                                    % OF
                                                NET ASSETS**
                                                ------------
Federal Home Loan Bank ......................       21.2%
Federal Home Loan Mortgage Corporation ......        4.7%
Federal National Mortgage Association .......        2.9%

** Percent of net assets of the American Beacon Master U.S. Government Money Market Portfolio.

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 through June 30, 2008.

ACTUAL EXPENSES

     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading "Expenses Paid During Period" for the applicable Class to estimate the expenses you paid on your account during this period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                                     Beginning     Ending       Expenses
                                      Account     Account      Paid During
                                       Value       Value         Period*
                                       1/1/08     6/30/08    1/1/08-6/30/08
                                     ---------   ---------   --------------
CASH MANAGEMENT CLASS
Actual ...........................   $1,000.00   $1,014.09        $0.75
Hypothetical (5% return before
   expenses) .....................   $1,000.00   $1,024.12        $0.75
PLANAHEAD CLASS
Actual ...........................   $1,000.00   $1,011.64        $3.15
Hypothetical (5% return before
   expenses) .....................   $1,000.00   $1,021.73        $3.17

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.15% and 0.63% for the Cash Management and PlanAhead Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

AMERICAN BEACON FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED) (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                              U.S. GOVERNMENT
                                              MONEY MARKET      MONEY MARKET
                                             --------------   ---------------
ASSETS:
   Investment in Portfolio, at value .....   $    2,538,318     $    32,749
   Receivable for fund shares sold .......                3               7
   Receivable from Manager for expense
      reimbursement (Note 2) .............              102               8
   Prepaid expenses ......................               18              24
                                             --------------     -----------
      TOTAL ASSETS .......................        2,538,441          32,788
                                             --------------     -----------
LIABILITIES:
   Payable for fund shares redeemed ......                6              --
   Dividends payable .....................            3,893              30
   Administrative service and service fees
      payable (Note 2) ...................              195               2
   Distribution fees payable (Note 2) ....                1              --
   Other liabilities .....................               36              19
                                             --------------     -----------
      TOTAL LIABILITIES ..................            4,131              51
                                             --------------     -----------
   NET ASSETS ............................   $    2,534,310     $    32,737
                                             ==============     ===========
ANALYSIS OF NET ASSETS:
      Paid-in-capital ....................        2,534,310          32,737
                                             --------------     -----------
NET ASSETS ...............................   $    2,534,310     $    32,737
                                             ==============     ===========
SHARES OUTSTANDING (NO PAR VALUE):
   Cash Management Class .................      790,500,052      30,395,128
                                             ==============     ===========
   Institutional Class ...................      564,940,638             N/A
                                             ==============     ===========
   PlanAhead Class .......................       86,004,736       2,342,237
                                             ==============     ===========
   BBH ComSet Class ......................    1,092,864,925             N/A
                                             ==============     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE:
   Cash Management Class .................   $         1.00     $      1.00
                                             ==============     ===========
   Institutional Class ...................   $         1.00             N/A
                                             ==============     ===========
   PlanAhead Class .......................   $         1.00     $      1.00
                                             ==============     ===========
   BBH ComSet Class ......................   $         1.00             N/A
                                             ==============     ===========

                             See accompanying notes
 See accompanying Financial Statements of the American Beacon Master Portfolios

AMERICAN BEACON FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED) (IN THOUSANDS)

                                                             U.S. GOVERNMENT
                                              MONEY MARKET     MONEY MARKET
                                              ------------   ---------------
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
   Interest income ........................     $44,061           $358
   Portfolio expenses .....................      (1,389)           (14)
                                                -------           ----
      NET INVESTMENT INCOME ALLOCATED FROM
         PORTFOLIO ........................      42,672            344
                                                -------           ----
FUND EXPENSES:
   Administrative service fees (Note 2):
      Cash Management Class ...............         229              8
      Institutional Class .................         174             --
      PlanAhead Class .....................          54              1
      BBH ComSet Class ....................         596             --
   Transfer agent fees:
      Cash Management Class ...............           8              1
      Institutional Class .................           9             --
      PlanAhead Class .....................           4              2
      BBH ComSet Class ....................          16             --
   Professional fees ......................          13              5
   Registration fees and expenses .........          33             18
   Service fees - PlanAhead Class
      (Note 2) ............................         135              3
   Prospectus and shareholder reports .....          12              2
   Other expenses .........................          54              2
                                                -------           ----
      TOTAL FUND EXPENSES .................       1,337             42
                                                -------           ----
Less waiver and reimbursement of expenses
   (Note 2) ...............................        (551)           (31)
                                                -------           ----
      NET FUND EXPENSES ...................         786             11
                                                -------           ----
NET INVESTMENT INCOME .....................      41,886            333
                                                -------           ----
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
   Net realized gain on investments .......          --             --
                                                -------           ----
      NET GAIN ON INVESTMENTS .............          --             --
                                                -------           ----
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS .............................     $41,886           $333
                                                -------           ----

                             See accompanying notes
 See accompanying Financial Statements of the American Beacon Master Portfolios

AMERICAN BEACON FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                           MONEY MARKET              U.S. GOVERNMENT MONEY MARKET
                                                 -------------------------------   -------------------------------
                                                                     Year ended                        Year ended
                                                 Six Months ended   December 31,   Six Months ended   December 31,
                                                   June 30, 2008        2007         June 30, 2008        2007
                                                 ----------------   ------------   ----------------   ------------
                                                    (unaudited)                       (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income .....................     $    41,886      $     88,036       $    333       $     494
   Net realized gain (loss) on investments ...              --                10             --              --
                                                   -----------      ------------       --------       ---------
         NET INCREASE IN NET ASSETS RESULTING
            FROM OPERATIONS ..................          41,886            88,046            333             494
                                                   -----------      ------------       --------       ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
      Cash Management Class ..................         (10,361)          (32,696)          (304)           (334)
      Institutional Class ....................          (5,814)          (13,567)            --              --
      PlanAhead Class ........................          (1,613)           (6,183)           (29)            (94)
      Platinum Class .........................              --              (543)            --             (66)
      BBH ComSet Class .......................         (24,098)          (35,047)            --              --
   Net realized gain on investments:
      Cash Management Class ..................              --                (6)            --              --
      Institutional Class ....................              --                (3)            --              --
      PlanAhead Class ........................              --                (1)            --              --
      BBH ComSet Class .......................              --                --             --              --
                                                   -----------      ------------       --------       ---------
         DISTRIBUTIONS TO SHAREHOLDERS .......         (41,886)          (88,046)          (333)           (494)
                                                   -----------      ------------       --------       ---------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares .............       7,566,309        11,962,330         38,932         145,717
   Reinvestment of dividends and
      distributions ..........................         12,267            44,661            168             157
   Cost of shares redeemed ...................      (7,383,042)      (10,878,697)       (24,424)       (137,451)
                                                   -----------      ------------       --------       ---------
      NET INCREASE IN NET ASSETS FROM CAPITAL
         SHARE TRANSACTIONS ..................         195,534         1,128,294         14,676           8,423
                                                   ===========      ============       ========       =========
NET INCREASE IN NET ASSETS ...................         195,534         1,128,294         14,676           8,423
                                                   -----------      ------------       --------       ---------
NET ASSETS:
   Beginning of period .......................       2,338,776         1,210,482         18,061           9,638
                                                   -----------      ------------       --------       ---------
   END OF PERIOD .............................     $ 2,534,310      $  2,338,776       $ 32,737       $  18,061
                                                   ===========      ============       ========       =========

                             See accompanying notes
 See accompanying Financial Statements of the American Beacon Master Portfolios

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, no-load, open-end management investment company with separate series. The following series are included in this report:
American Beacon Money Market and American Beacon U.S. Government Money Market Funds (each a "Fund" and collectively, the "Funds").

     American Beacon Advisors, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation ("AMR") and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     On April 16, 2008, AMR, the parent company of the Manager, announced that it had reached a definitive agreement to sell all of its interests in the Manager to Lighthouse Holdings, Inc., which is owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P. AMR will acquire a minority equity stake in the parent corporation of Lighthouse Holdings, Inc. Completion of the sale would result in a change of control of the Manager, but there are no anticipated material changes in the services to be provided by the Manager or in the fee rate charged by the Manager to the Fund. The target closing date for the proposed acquisition is expected to be no later than September 30, 2008. Based in Dallas and Nashville, Pharos Capital Group, LLP invests through private equity funds, primarily in companies seeking later stage equity funding for internal growth, acquisitions, management buyouts or recapitalizations across industry sectors. TPG Capital, L.P. is the global buyout group of TPG, a leading private investment firm with more than $50 billion of assets under management. TPG Capital, L.P. has extensive experience with global public and private investments executed through leveraged buyouts, recapitalizations, spinouts, joint ventures and restructurings.

     The BBH ComSet Class of the Money Market Fund commenced operations on April 2, 2007. The Platinum Class of the Funds was fully liquidated effective May 31, 2007.

     Each Fund invests all of its investable assets in the corresponding portfolio of the American Beacon Master Trust, an open-end diversified management investment company, as follows:

AMERICAN BEACON:                    (ARROW) invests assets in (ARROW)   AMERICAN BEACON MASTER TRUST:
----------------                                                        -----------------------------
Money Market Fund                                                       Money Market Portfolio
U.S. Government Money Market Fund                                       U.S. Government Money Market Portfolio

     Each Fund has the same investment objectives as its corresponding American Beacon Master Trust Portfolio. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (20.0% and 4.5% at June 30, 2008 of the American Beacon Master Trust Money Market and U.S. Government Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     The following is a summary of the significant accounting policies followed by the Funds.

Class Disclosure

     Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. Please note that not all Funds offer all classes. The following table sets forth the differences amongst the classes:

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

CLASS:                                         OFFERED TO:                            SERVICE AND DISTRIBUTION FEES:
------                  ---------------------------------------------------------   ----------------------------------
CASH MANAGEMENT CLASS   Investors making an initial investment of $10 million for   Administrative Service Fee - 0.07%
                        Money Market and $2 million for U.S. Government Money
                        Market, or investors investing through an intermediary

INSTITUTIONAL CLASS     Investors making an initial investment of $2 million        Administrative Service Fee - 0.10%

PLANAHEAD CLASS         General public and investors investing through an           Administrative Service Fee - 0.10%
                        intermediary                                                Service Fee - 0.25%

BBH COMSET              Investors making an initial investment of at least $10      Administrative Service Fee - 0.08%
                        million in BBH ComSet(SM) who meet the eligibility
                        requirements established by Brown Brothers Harriman & Co.

Valuation of Investments

     The Funds record their investment in the Portfolios at fair value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

     The Portfolios adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective with the beginning of the American Beacon Portfolios' fiscal year. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the hierarchy under FAS 157 are described below:

     Level 1 - Quoted prices in active markets for identical securities.

     Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

     Level 3- Prices determined using significant unobservable inputs. Unobservable inputs reflect the Portfolio's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

     The summary of inputs used to value the Portfolios' net assets as of June 30, 2008 is discussed in the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles.

Allocation of Income, Expenses, Gains and Losses

     Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

Administrative Services Agreement

     As compensation for providing administrative services to the Funds, the Manager receives an annualized fee of 0.10% of the average daily net assets of each of the Institutional and PlanAhead Classes of the Funds, 0.08% of the average daily net assets of the BBH ComSet Class of the Money Market Fund and 0.07% of the Cash Management Class of the Funds.

Distribution Plan

     The Trust has adopted a "defensive" Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the fees received by the Manager to be used for distribution purposes. Under this plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.

Service Agreement

     The Manager and the Trust entered into a Service Agreement which obligates the Manager to oversee additional shareholder servicing of the PlanAhead Class. As compensation for performing the duties required under the Service Agreement, the Manager receives 0.25% based on the daily net assets of the PlanAhead Class.

Reimbursement and Waiver of Expenses

     The Manager contractually agreed to reimburse the following Funds for distribution and other expenses through February 28, 2009 to the extent total annual fund operating expenses exceed the following amounts:

FUND                                        CLASS        EXPENSE CAP    AMOUNT
----                                   ---------------   -----------   --------
Money Market Fund ..................   Institutional        0.18%      $ 73,330
Money Market Fund ..................   Cash Management      0.15%       124,672
Money Market Fund ..................   BBH ComSet*          0.15%       352,445
U.S. Government Money Market Fund ..   Cash Management      0.15%        29,021
U.S. Government Money Market Fund ..   PlanAhead            0.65%         2,434

* Prior to March 1, 2008, fees were voluntarily waived by the Manager to arrive at expense cap.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

Expense Reimbursement Plan

     The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek recoupment of fees waived or expenses reimbursed for a period of up to three years. However, recoupment will occur only if the Class' average net assets have grown or expenses have declined sufficiently to allow recoupment without causing its expense ratio to exceed the previously agreed upon expense limit. The table below excludes amounts previously reimbursed to the Platinum Classes of the Funds. The following waived fees or reimbursed expenses are subject to potential recovery expiring in:

                           U.S. GOVERNMENT
YEAR        MONEY MARKET     MONEY MARKET
----        ------------   ---------------
2008 ....     150,253          26,231
2009 ....     260,591          65,678
2010 ....     769,055           7,577
2011 ....     569,563          31,455

     The Funds have not recorded a liability for this potential reimbursement due to the current assessment that a reimbursement is unlikely.

3. FEDERAL INCOME TAXES

     It is the policy of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

     The Funds adopted the provisions of FASB Interpretation No. 48, "Accounting for Uncertainties in Income Taxes" ("FIN 48"), on January 1, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended December 31, 2007, remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expenses" on the Statements of Operations.

     Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

     The tax character of distributions paid for the six months ended June 30, 2008 and the fiscal year ended December 31, 2007 were as follows (in thousands):

                                                    MONEY MARKET           U.S. GOVERNMENT MONEY MARKET
                                            ----------------------------   ----------------------------
                                             SIX MONTHS      YEAR ENDED      SIX MONTHS     YEAR ENDED
                                                ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                                            JUNE 30, 2008       2007       JUNE 30, 2008       2007
                                            -------------   ------------   -------------   ------------
                                             (Unaudited)                    (Unaudited)
DISTRIBUTIONS PAID FROM ORDINARY INCOME:*
   Cash Management Class ................      $10,361         $32,702          $304           $334
   Institutional Class ..................        5,814          13,570            --             --
   PlanAhead Class ......................        1,613           6,184            29             94
   Platinum Class .......................           --             543            --             66
   BBH ComSet Class .....................       24,098          35,047            --             --
                                               -------         -------          ----           ----
TOTAL DISTRIBUTIONS PAID ................      $41,886         $88,046          $333           $494
                                               =======         =======          ====           ====

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

     As of June 30, 2008, the components of distributable earnings on a tax basis were the same as book. The cost basis of investments for federal income tax purposes was also the same as the book basis.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

     The Funds do not have capital loss carry forwards as of June 30, 2008.

4. CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for each class of the Funds (in thousands). Each share is valued at $1.00:

Six Months Ended June 30, 2008

                                                         Cash
                                                   Management Class   Institutional Class   PlanAhead Class
                                                   ----------------   -------------------   ---------------
Money Market Beacon Fund
Shares sold ....................................       1,645,628           1,269,084            149,996
Reinvestment of dividends ......................           9,582               2,099                586
Shares redeemed ................................      (1,213,959)         (1,156,904)          (176,855)
                                                      ----------          ----------           --------
Net increase (decrease) in shares outstanding ..         441,251             114,279            (26,273)
                                                      ==========          ==========           ========

                                                   BBH ComSet Class
                                                   ----------------
Money Market Beacon Fund
Shares sold ....................................       4,501,601
Reinvestment of dividends ......................              --
Shares redeemed ................................      (4,835,324)
                                                      ----------
Net (decrease) in shares outstanding ...........        (333,723)
                                                      ==========

                                                         Cash
                                                   Management Class   PlanAhead Class
                                                   ----------------   ---------------
U.S. Government Money Market Beacon Fund
Shares sold ....................................        26,268             12,664
Reinvestment of dividends ......................           163                  5
Shares redeemed ................................       (12,469)           (11,955)
                                                       -------            -------
Net increase in shares outstanding .............        13,962                714
                                                       =======            =======

Year Ended December 31, 2007

                                                         Cash
                                                   Management Class   Institutional Class   PlanAhead Class   Platinum Class
                                                   ----------------   -------------------   ---------------   --------------
Money Market Beacon Fund
Shares sold ....................................       4,891,367           1,043,210            631,312           14,014
Reinvestment of dividends ......................          28,101              12,166              3,889              502
Shares redeemed ................................      (5,072,125)         (1,109,117)          (693,440)         (48,172)
                                                      ----------          ----------           --------          -------
Net (decrease) in shares outstanding ...........        (152,657)            (53,741)           (58,239)         (33,656)
                                                      ==========          ==========           ========          =======

                                                   BBH ComSet Class
                                                   ----------------
Money Market Beacon Fund
Shares sold ....................................       5,382,427
Reinvestment of dividends ......................               3
Shares redeemed ................................      (3,955,843)
                                                      ----------
Net increase in shares outstanding .............       1,426,587
                                                      ==========

                                                         Cash
                                                   Management Class   PlanAhead Class   Platinum Class
                                                   ----------------   ---------------   --------------
U.S. Government Money Market Beacon Fund
Shares sold ....................................        132,887            8,530             4,299
Reinvestment of dividends ......................             81               14                62
Shares redeemed ................................       (120,104)          (8,973)           (8,373)
                                                       --------           ------            ------
Net increase (decrease) in shares outstanding ..         12,864             (429)           (4,012)
                                                       ========           ======            ======

AMERICAN BEACON MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                           Cash Management Class
                                                    --------------------------------------------------------------------
                                                     Six Months                     Year Ended December 31,
                                                     Ended June     ----------------------------------------------------
                                                      30, 2008        2007       2006       2005       2004       2003
                                                    -----------     --------   --------   --------   --------   --------
                                                    (Unaudited)
Net asset value, beginning of period ............     $   1.00      $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                      --------      --------   --------   --------   --------   --------
Income from investment operations:
   Net investment income(A) .....................         0.02          0.05       0.05       0.03       0.01       0.01
   Net realized gain on investments(B) ..........           --            --         --         --         --         --
                                                      --------      --------   --------   --------   --------   --------
Total income from investment operations .........         0.02          0.05       0.05       0.03       0.01       0.01
                                                      --------      --------   --------   --------   --------   --------
Less distributions:
   Dividends from net investment income .........        (0.02)        (0.05)     (0.05)     (0.03)     (0.01)     (0.01)
   Distributions from net realized gains on
      investments(B) ............................           --            --         --         --         --         --
                                                      --------      --------   --------   --------   --------   --------
Total distributions .............................        (0.02)        (0.05)     (0.05)     (0.03)     (0.01)     (0.01)
                                                      --------      --------   --------   --------   --------   --------
Net asset value, end of period ..................     $   1.00      $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                      ========      ========   ========   ========   ========   ========
Total return ....................................         1.64%(C)      5.28%      5.05%      3.19%      1.30%      1.08%
                                                      ========      ========   ========   ========   ========   ========
Ratios and supplemental data:
   Net assets, end of period (in thousands) .....     $790,500      $349,249   $501,905   $200,010   $434,587   $117,395
   Ratios to average net assets (annualized):(A)
      Expenses, net of waivers ..................         0.15%         0.15%      0.15%      0.15%      0.15%      0.16%
      Expenses, before waivers ..................         0.19%         0.19%      0.20%      0.23%      0.23%      0.24%
      Net investment income, net of waivers .....         3.16%         5.18%      5.04%      3.08%      1.34%      1.03%
      Net investment income, before waivers .....         3.12%         5.14%      4.99%      3.00%      1.26%      0.95%

----------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.

(B)  Amount is less than $0.01 per share.

(C)  Not annualized.

AMERICAN BEACON MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                                         Institutional Class
                                                               --------------------------------------------------------------------
                                                                Six Months                   Year Ended December 31,
                                                                Ended June     ----------------------------------------------------
                                                                 30, 2008        2007       2006       2005        2004       2003
                                                               -----------     --------   --------   --------   --------   --------
                                                               (Unaudited)
Net asset value, beginning of period .......................     $   1.00      $   1.00   $   1.00   $  1.00     $  1.00   $   1.00
                                                                 --------      --------   --------   -------     -------   --------
Income from investment operations:
   Net investment income(A). ...............................         0.02          0.05       0.05      0.03        0.01       0.01
   Net realized gain on investments(B) .....................           --            --         --        --          --         --
                                                                 --------      --------   --------   -------     -------   --------
Total income from investment operations ....................         0.02          0.05       0.05      0.03        0.01       0.01
                                                                 --------      --------   --------   -------     -------   --------
Less distributions:
   Dividends from net investment income ....................        (0.02)        (0.05)     (0.05)    (0.03)      (0.01)     (0.01)
   Distributions from net realized gains on
      investments(B) .......................................           --            --         --        --          --         --
                                                                 --------      --------   --------   -------     -------   --------
Total distributions ........................................        (0.02)        (0.05)     (0.05)    (0.03)      (0.01)     (0.01)
                                                                 --------      --------   --------   -------     -------   --------
Net asset value, end of period .............................     $   1.00      $   1.00   $   1.00   $  1.00     $  1.00   $   1.00
                                                                 ========      ========   ========   =======     =======   ========
Total return ...............................................         1.63%(C)      5.24%      4.99%     3.06%       1.20%      0.97%
                                                                 ========      ========   ========   =======     =======   ========
Ratios and supplemental data:
   Net assets, end of period (in thousands) ................     $564,940      $450,662   $504,403   $36,421     $34,146   $159,092
   Ratios to average net assets (annualized):(A)
      Expenses, net of waivers .............................         0.18%         0.18%      0.19%     0.28%       0.24%      0.27%
      Expenses, before waivers .............................         0.22%         0.22%      0.23%     0.28%       0.24%      0.27%
      Net investment income, net of waivers ................         3.33%         5.13%      5.06%     3.07%       1.05%      1.00%
      Net investment income, before waivers ................         3.29%         5.10%      5.02%     3.07%       1.05%      1.00%

----------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.

(B)  Amount is less than $0.01 per share.

(C)  Not annualized.

AMERICAN BEACON MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                              PlanAhead Class
                                                   --------------------------------------------------------------------
                                                    Six Months                    Year Ended December 31,
                                                    Ended June     ----------------------------------------------------
                                                     30, 2008        2007       2006       2005        2004       2003
                                                   -----------     --------   --------   --------   --------   --------
                                                   (Unaudited)
Net asset value, beginning of period ...........     $  1.00       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                     -------       --------   --------   --------   --------   --------
Income from investment operations:
   Net investment income(A) ....................        0.01           0.05       0.05       0.03       0.01       0.01
   Net realized gain on investments(B) .........          --             --         --         --         --         --
                                                     -------       --------   --------   --------   --------   --------
Total income from investment operations ........        0.01           0.05       0.05       0.03       0.01       0.01
                                                     -------       --------   --------   --------   --------   --------
Less distributions:
   Dividends from net investment income ........       (0.01)         (0.05)     (0.05)     (0.03)     (0.01)     (0.01)
   Distributions from net realized gains on
      investments(B) ...........................          --             --         --         --         --         --
                                                     -------       --------   --------   --------   --------   --------
Total distributions ............................       (0.01)         (0.05)     (0.05)     (0.03)     (0.01)     (0.01)
                                                     -------       --------   --------   --------   --------   --------
Net asset value, end of period .................     $  1.00       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                     =======       ========   ========   ========   ========   ========
Total return ...................................        1.48%(C)       4.94%      4.69%      2.82%      0.93%      0.70%
                                                     =======       ========   ========   ========   ========   ========
Ratios and supplemental data:
   Net assets, end of period (in thousands) ....     $86,005       $112,278   $170,518   $236,903   $132,438   $126,972
   Ratios to average net assets (annualized):(A)
      Expenses, net of waivers .................        0.47%          0.47%      0.49%      0.51%      0.51%      0.54%
      Expenses, before waivers .................        0.47%          0.47%      0.49%      0.51%      0.51%      0.54%
      Net investment income, net of waivers ....        2.98%          4.85%      4.59%      2.83%      0.94%      0.71%
      Net investment income, before waivers ....        2.98%          4.84%      4.59%      2.83%      0.94%      0.71%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.

(B)  Amount is less than $0.01 per share.

(C)  Not annualized.

AMERICAN BEACON MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                    BBH ComSet Class
                                                               ---------------------------
                                                                Six Months      April 2 to
                                                                Ended June       December
                                                                 30, 2008        31, 2007
                                                               -----------      ----------
                                                               (Unaudited)
Net asset value, beginning of period .......................    $     1.00      $     1.00
                                                                ----------      ----------
Income from investment operations:
   Net investment income(A) ................................          0.02            0.04
   Net realized gain on investments(B) .....................            --              --
                                                                ----------      ----------
Total income from investment operations ....................          0.02            0.04
                                                                ----------      ----------
Less distributions:
   Dividends from net investment income ....................         (0.02)          (0.04)
   Distributions from net realized gains on
      investments(B) .......................................            --              --
                                                                ----------      ----------
Total distributions ........................................         (0.02)          (0.04)
                                                                ----------      ----------
Net asset value, end of period .............................    $     1.00      $     1.00
                                                                ==========      ==========
Total return ...............................................          1.64%(C)        3.92%(C)
                                                                ==========      ==========
Ratios and supplemental data:
   Net assets, end of period (in thousands) ................    $1,092,865      $1,426,587
   Ratios to average net assets (annualized):(A)
      Expenses, net of waivers .............................          0.15%           0.15%
      Expenses, before waivers .............................          0.20%           0.21%
      Net investment income, net of waivers ................          3.22%           5.10%
      Net investment income, before waivers ................          3.18%           5.03%

----------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.

(B)  Amount is less than $0.01 per share.

(C)  Not annualized.

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                                Cash Management Class
                                                            ------------------------------------------------------------
                                                                Six
                                                               Months
                                                               Ended                  Year Ended December 31,
                                                              June 30,    ----------------------------------------------
                                                                2008        2007     2006      2005      2004      2003
                                                            -----------   -------   ------   -------   -------   -------
                                                            (Unaudited)
Net asset value, beginning of period ....................    $  1.00      $  1.00   $ 1.00   $  1.00   $  1.00   $  1.00
                                                             -------      -------   ------   -------   -------   -------
Income from investment operations:
   Net investment income(A) .............................       0.01         0.05     0.05      0.03      0.01      0.01
   Net realized gain on investments(B) ..................         --           --       --        --        --        --
                                                             -------      -------   ------   -------   -------   -------
Total income from investment operations .................       0.01         0.05     0.05      0.03      0.01      0.01
                                                             -------      -------   ------   -------   -------   -------
Less distributions:
   Dividends from net investment income .................      (0.01)       (0.05)   (0.05)    (0.03)    (0.01)    (0.01)
   Distributions from net realized gains on
      investments (B) ...................................         --           --       --        --        --        --
                                                             -------      -------   ------   -------   -------   -------
Total distributions .....................................      (0.01)       (0.05)   (0.05)    (0.03)    (0.01)    (0.01)
                                                             -------      -------   ------   -------   -------   -------
Net asset value, end of period ..........................    $  1.00      $  1.00   $ 1.00   $  1.00   $  1.00   $  1.00
                                                             =======      =======   ======   =======   =======   =======
Total return ............................................       1.41%(C)     5.13%    4.97%     3.12%     1.22%     1.04%
                                                             =======      =======   ======   =======   =======   =======
Ratios and supplemental data:
   Net assets, end of period (in thousands) .............    $30,395      $16,433   $3,568   $22,518   $28,591   $22,060
   Ratios to average net assets (annualized):(A)
      Expenses, net of waivers ..........................       0.15%        0.15%    0.19%     0.19%     0.19%     0.19%
      Expenses, before waivers ..........................       0.41%        0.60%    0.64%     0.38%     0.29%     0.37%
      Net investment income, net of waivers .............       2.69%        4.87%    4.60%     2.99%     1.21%     1.04%
      Net investment income, before waivers .............       2.44%        4.42%    4.16%     2.80%     1.11%     0.86%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master U.S. Government Money Market Portfolio.

(B)  Amount is less than $0.01 per share.

(C)  Not annualized.

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                                  PlanAhead Class
                                                            -----------------------------------------------------------
                                                                Six
                                                               Months
                                                               Ended                 Year Ended December 31,
                                                              June 30,    ---------------------------------------------
                                                                2008       2007     2006     2005     2004        2003
                                                            -----------   ------   ------   ------   ------     -------
                                                            (Unaudited)
Net asset value, beginning of period ....................    $ 1.00       $ 1.00   $ 1.00   $ 1.00   $ 1.00     $  1.00
                                                             ------       ------   ------   ------   ------     -------
Income from investment operations:
   Net investment income(A) .............................      0.01         0.05     0.04     0.03     0.00(B)     0.01
   Net realized gain on investments(B) ..................        --           --       --       --       --          --
                                                             ------       ------   ------   ------   ------     -------
Total income from investment operations .................      0.01         0.05     0.04     0.03       --        0.01
                                                             ------       ------   ------   ------   ------     -------
Less distributions:
   Dividends from net investment income .................     (0.01)       (0.05)   (0.04)   (0.03)    0.00(B)    (0.01)
   Distributions from net realized gains on
      investments (B) ...................................        --           --       --       --       --          --
                                                             ------       ------   ------   ------   ------     -------
Total distributions .....................................     (0.01)       (0.05)   (0.04)   (0.03)      --       (0.01)
                                                             ------       ------   ------   ------   ------     -------
Net asset value, end of period ..........................    $ 1.00       $ 1.00   $ 1.00   $ 1.00   $ 1.00     $  1.00
                                                             ======       ======   ======   ======   ======     =======
Total return ............................................      1.16%(C)     4.65%    4.51%    2.71%    0.85%       0.61%
                                                             ======       ======   ======   ======   ======     =======
Ratios and supplemental data:
   Net assets, end of period (in thousands) .............    $2,342       $1,628   $2,058   $1,933   $5,370     $26,785
   Ratios to average net assets (annualized):(A)
      Expenses, net of waivers ..........................      0.63%        0.61%    0.63%    0.58%    0.56%       0.58%
      Expenses, before waivers ..........................      0.82%        1.20%    1.02%    0.61%    0.57%       0.62%
      Net investment income, net of waivers .............      2.29%        4.56%    4.39%    2.47%    0.68%       0.72%
      Net investment income, before waivers .............      2.09%        3.97%    4.00%    2.44%    0.67%       0.68%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master U.S. Government Money Market Portfolio.

(B)  Amount is less than $0.01 per share.

(C)  Not annualized.

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

                                                                         PAR
                                                                        AMOUNT         VALUE
                                                                     ------------   -----------
                                                                       (DOLLARS IN THOUSANDS)
MEDIUM-TERM NOTES - 10.12%
   American Honda Finance Corp., 3.013%,
      Due 9/18/2008 ++ # .........................................   $     20,900   $    20,905
   Bank of Scotland plc, 2.716%, Due 7/17/2008 ++ # ..............        125,800       125,801
   Goldman Sachs Group, Inc., 3.013%, Due 7/29/2008 ++ ...........        178,775       178,781
   Royal Bank of Scotland plc,
      2.868%, Due 7/21/2008 ++ # .................................         50,000        50,000
      2.511%, Due 8/20/2008 ++ # .................................        150,000       150,000
   Toyota Motor Credit Corp., 2.698%, Due 7/7/2008 ++ ............         60,500        60,500
   US Bank, NA,
      2.65%, Due 9/16/2008 .......................................        250,000       250,000
      2.83%, Due 10/20/2008 ......................................        100,000       100,000
      2.70%, Due 11/17/2008 ......................................        200,000       200,000
   Wells Fargo & Co., 2.551%, Due 8/20/2008 ++ # .................        150,000       150,000
                                                                                    -----------
   TOTAL MEDIUM-TERM NOTES .......................................                    1,285,987
                                                                                    -----------
CERTIFICATES OF DEPOSIT AND BANK NOTES - 45.23%
   Bank of America, NA, 2.92%, Due 7/25/2008 ++ ..................         27,300        27,300
   Bank of Nova Scotia N.Y.,
      2.57%, Due 8/13/2008 .......................................        150,000       150,000
      2.61%, Due 8/13/2008 .......................................        100,000       100,000
      2.60%, Due 9/2/2008 ........................................        200,000       200,000
   Barclays Bank plc,
      2.75%, Due 7/2/2008 ........................................        200,000       200,000
      2.87%, Due 7/30/2008 .......................................        100,000       100,000
      2.70%, Due 8/19/2008 .......................................        200,000       200,000
   BNP Paribas N.Y.,
      2.84%, Due 8/4/2008 ........................................        175,000       175,000
      2.89%, Due 8/15/2008 .......................................        100,000       100,000
      2.65%, Due 8/28/2008 .......................................         50,000        50,000
      3.01%, Due 8/29/2008 .......................................         50,000        50,000
      2.74%, Due 9/25/2008 .......................................        150,000       150,000
   Commonwealth Bank of Australia N.Y.,
      2.60%, Due 8/20/2008 .......................................        100,000       100,000
      2.60%, Due 9/4/2008 ........................................        100,000       100,000
   Dexia Credit Local S.A., 2.75%, Due 7/15/2008 .................        200,000       200,000
   HSBC Bank USA, 2.957%, Due 7/28/2008 ++ .......................         77,000        77,004
   Lloyds Bank N.Y., 2.62%, Due 8/12/2008 ........................        150,000       150,000
   National Australia Bank Ltd., 2.61%, Due 9/8/2008 .............        200,000       200,000
   Nordea Bank Finland N.Y.,
      2.90%, Due 7/28/2008 .......................................        150,000       150,000
      2.88%, Due 7/29/2008 .......................................        150,000       150,000
      2.76%, Due 8/11/2008 .......................................        150,000       150,000
      2.54%, Due 8/15/2008 .......................................        100,000       100,000
   Rabobank Nederland N.Y.,
      2.60%, Due 7/8/2008 ........................................        300,000       300,000

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

                                                                         PAR
                                                                        AMOUNT         VALUE
                                                                     ------------   -----------
                                                                       (DOLLARS IN THOUSANDS)
   Rabobank Nederland N.Y.,
      2.62%, Due 8/19/2008 .......................................   $     50,000   $    50,005
      2.61%, Due 8/25/2008 .......................................        100,000       100,000
      2.85%, Due 9/26/2008 .......................................        200,000       200,000
   Royal Bank of Canada N.Y.,
      2.62%, Due 8/18/2008 .......................................        100,000       100,000
      2.63%, Due 8/20/2008 .......................................        225,000       225,030
   Royal Bank of Scotland plc, 2.83%, Due 7/8/2008 ...............        200,000       200,000
   Societe Generale N.Y.,
      3.00%, Due 7/10/2008 .......................................        250,000       250,000
      2.75%, Due 8/6/2008 ........................................        100,000       100,000
   Svenska Handelsbanken AB, 2.60%, Due 9/3/2008 .................        200,000       200,000
   Toronto Dominion Bank N.Y.,
      2.85%, Due 8/29/2008 .......................................        200,000       200,000
      2.81%, Due 9/5/2008 ........................................        150,000       150,000
      2.76%, Due 9/24/2008 .......................................        150,000       150,000
      2.72%, Due 10/20/2008 ......................................         50,000        50,000
   Westpac Banking Corp.,
      2.82%, Due 8/1/2008 ........................................        100,000       100,015
      2.74%, Due 8/4/2008 ........................................         94,225        94,232
      2.62%, Due 8/14/2008 .......................................        200,000       200,000
      2.61%, Due 9/9/2008 ........................................        200,000       200,000
                                                                                    -----------
   TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES ..................                    5,748,586
                                                                                    -----------
COMMERCIAL PAPER - 25.92%
   Concord Minutemen Capital Co. LLC, 3.00%, Due 7/1/2008 # ......        394,026       394,026
   Elysian Funding LLC, 3.10%, Due 7/1/2008 # ....................        350,000       350,000
   Fountain Square Commercial Funding, 3.75%, Due 7/1/2008 # .....        300,000       300,000
   Gemini Securitization Corp. LLC,
      2.77%, Due 7/25/2008 .......................................         95,219        95,043
      2.75%, Due 7/28/2008 .......................................        198,750       198,355
   General Electric Capital Corp.,
      2.78%, Due 7/11/2008 .......................................        175,000       174,865
      2.76%, Due 7/15/2008 .......................................         50,000        49,946
      2.72%, Due 7/30/2008 .......................................         50,000        49,890
      2.78%, Due 7/31/2008 .......................................         50,000        49,884
      2.86%, Due 8/15/2008 .......................................        100,000        99,643
      2.46%, Due 10/27/2008 ......................................        200,000       198,387
      2.55%, Due 10/31/2008 ......................................         46,000        45,603
   ING (US) Funding LLC, 2.65%, Due 9/30/2008 ....................        300,000       297,990
   Kitty Hawk Funding Corp., 2.77%, Due 8/7/2008 .................         74,985        74,772
   Lexington Parker Capital Co. LLC, 3.05%, Due 7/1/2008 # .......        494,301       494,301
   Salisbury Receivables Co., 3.00%, Due 7/1/2008 ................         23,785        23,785
   Toyota Motor Credit Corp.,
      2.92%, Due 7/3/2008 ........................................         50,000        49,992

                   See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

                                                                         PAR
                                                                        AMOUNT         VALUE
                                                                     ------------   -----------
                                                                       (DOLLARS IN THOUSANDS)
   Toyota Motor Credit Corp.,
      2.76%, Due 8/21/2008 .......................................   $     75,000   $    74,707
      2.76%, Due 8/22/2008 .......................................        275,000       273,904
                                                                                    -----------
   TOTAL COMMERCIAL PAPER ........................................                    3,295,093
                                                                                    -----------
TIME DEPOSITS - 3.93%
   BNP Paribas N.Y., 2.75%, Due 7/1/2008 .........................         75,000        75,000
   Deutsche Bank N.Y., 2.75%, Due 7/1/2008 .......................        225,000       225,000
   Societe Generale N.Y., 2.563%, Due 7/1/2008 ...................        200,000       200,000
                                                                                    -----------
   TOTAL TIME DEPOSITS ...........................................                      500,000
                                                                                    -----------

                                                                        SHARES
                                                                     ------------
SHORT TERM INVESTMENTS - 9.04%
OTHER SHORT-TERM INVESTMENTS - 9.04%
   BlackRock Temp Fund ...........................................    529,063,351       529,063
   Dreyfus Institutional Preferred Money Market Fund .............    620,262,421       620,263
                                                                                    -----------
   TOTAL SHORT TERM INVESTMENTS ..................................                    1,149,326
                                                                                    -----------

                                                                         PAR
                                                                        AMOUNT
                                                                     ------------
REPURCHASE AGREEMENTS - 7.08%
   Bank of America, NA, 2.75%, Due 7/1/2008 (Held at Bank of
      New York, Collateralized by Mortgage Obligations valued at
      $588,500, 2/23/2036) .......................................   $    550,000       550,000
   Barclays Bank plc, 2.75%, Due 7/1/2008 (Held at Bank of New
      York, Collateralized by Equity Securities valued at
      $105,000) ..................................................        100,000       100,000
   Citigroup, Inc., 2.80%, Due 7/1/2008 (Held at Chase NYC,
      Collateralized by Mortgage Obligations valued at $303,279,
      3/14/2036 - 6/23/2038) .....................................        250,000       250,000
                                                                                    -----------
   TOTAL REPURCHASE AGREEMENTS ...................................                      900,000
                                                                                    -----------
TOTAL INVESTMENTS - 101.32% (COST $12,878,992) ...................                  $12,878,992
LIABILITIES, NET OF OTHER ASSETS - (1.32%) .......................                     (168,355)
                                                                                    -----------
TOTAL NET ASSETS - 100.00% .......................................                  $12,710,637
                                                                                    ===========

     Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,035,033 or 16.01% of net assets. The Fund has no right to demand registration of these securities.

                             See accompanying notes

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

                                                                         PAR
                                                                        AMOUNT         VALUE
                                                                     ------------   -----------
                                                                       (DOLLARS IN THOUSANDS)
U.S. AGENCY OBLIGATIONS - 28.77%
FEDERAL HOME LOAN BANK - 21.19%
      2.17%, Due 8/6/2008 ........................................   $      7,579   $     7,562
      2.589%, Due 8/15/2008 ++ ...................................         35,000        35,003
      2.65%, Due 9/17/2008 ++ ....................................         25,000        24,998
      2.616%, Due 12/15/2008 ++ ..................................         35,000        35,006
      2.51%, Due 1/9/2009 ++ .....................................         25,000        25,025
      2.737%, Due 1/28/2009 ++ ...................................         25,000        24,997
                                                                                    -----------
                                                                                        152,591
                                                                                    -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.67%
      2.16%, Due 7/21/2008 .......................................         23,731        23,702
      1.004%, Due 11/8/2008 ......................................         10,000         9,964
                                                                                    -----------
                                                                                         33,666
                                                                                    -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.91%
      2.27%, Due 7/30/2008 .......................................         10,000         9,982
      2.30%, Due 8/1/2008 ........................................         11,000        10,978
                                                                                    -----------
                                                                                         20,960
                                                                                    -----------
   TOTAL U.S. AGENCY OBLIGATIONS .................................                      207,217
                                                                                    -----------

                                                                        SHARES
                                                                     ------------
SHORT TERM INVESTMENTS - 0.03%
OTHER SHORT-TERM INVESTMENTS - 0.03%
   Goldman Sachs Financial Square Government Fund ................         24,748            25
   Morgan Stanley Government Portfolio ...........................        193,229           193
                                                                                    -----------
   TOTAL SHORT TERM INVESTMENTS ..................................                          218
                                                                                    -----------

                                                                         PAR
                                                                        AMOUNT
                                                                     ------------
REPURCHASE AGREEMENTS - 71.13%
   Banc of America Securities LLC, 2.52%, Due 7/1/2008 (Held at
      Bank of New York, Collateralized by U.S. Government Agency
      Obligations valued at $253,820, 5.5% - 6.0%, 6/1/2033 -
      5/1/2038) ..................................................   $    250,000       250,000
   Barclays Capital, Inc., 2.60%, Due 7/1/2008 (Held at Bank of
      New York, Collateralized by U.S. Government Agency
      Obligations valued at $192,952, 4.44% - 6.43%, 8/1/2035 -
      4/1/2038) ..................................................        190,000       190,000
   Goldman Sachs Group, Inc., 2.45%, Due 7/1/2008 (Held at Bank
      of New York, Collateralized by U.S. Government Agency
      Obligations valued at $73,448, 4.0% - 8.0%, 9/20/2010 -
      6/1/2038) ..................................................         72,365        72,365
                                                                                    -----------
   TOTAL REPURCHASE AGREEMENTS ...................................                      512,365
                                                                                    -----------
TOTAL INVESTMENTS - 99.93% (COST $719,800) .......................                  $   719,800
OTHER ASSETS, NET OF LIABILITIES - 0.07% .........................                          510
                                                                                    -----------
TOTAL NET ASSETS - 100.00% .......................................                  $   720,310
                                                                                    ===========

     Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED) (IN THOUSANDS)

                                                                                                         U.S. GOVERNMENT
                                                                                          MONEY MARKET     MONEY MARKET
                                                                                          ------------   ---------------
ASSETS:
   Investment in securities at value (cost - $11,978,992 and $207,435, respectively) ..    $11,978,992       $207,435
   Repurchase agreement (cost - $900,000 and $512,365, respectively) ..................        900,000        512,365
   Dividends and interest receivable ..................................................         31,127            595
   Prepaid expenses ...................................................................            115             14
                                                                                           -----------       --------
      TOTAL ASSETS ....................................................................     12,910,234        720,409
                                                                                           -----------       --------
LIABILITIES:
   Management and investment advisory fees payable (Note 2) ...........................          1,083             54
   Other liabilities ..................................................................        198,514             45
      TOTAL LIABILITIES                                                                    -----------       --------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS ..............................        199,597             99
                                                                                           -----------       --------
                                                                                           $12,710,637       $720,310
                                                                                           ===========       ========

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED) (IN THOUSANDS)

                                                                                                         U.S. GOVERNMENT
                                                                                          MONEY MARKET     MONEY MARKET
                                                                                          ------------   ---------------
INVESTMENT INCOME:
   Interest income ....................................................................     $234,691         $16,340
                                                                                            --------         -------
      TOTAL INVESTMENT INCOME .........................................................      234,691          16,340
                                                                                            --------         -------
EXPENSES:
   Management and investment advisory fees (Note 2)                                            6,844             518
   Custodian fees .....................................................................          183              17
   Professional fees ..................................................................           76              12
   Other expenses .....................................................................          195              24
                                                                                            --------         -------
      TOTAL EXPENSES ..................................................................        7,298             571
                                                                                            --------         -------
NET INVESTMENT INCOME .................................................................      227,393          15,769
                                                                                            --------         -------
REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments ...................................................            0               6
                                                                                            --------         -------
      NET GAIN ON INVESTMENTS .........................................................            0               6
                                                                                            --------         -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................     $227,393         $15,775
                                                                                            ========         =======

                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                                                        U.S. GOVERNMENT MONEY
                                                                               MONEY MARKET                     MARKET
                                                                     -----------------------------   --------------------------
                                                                      Six Months       Year Ended     Six Months    Year Ended
                                                                     Ended June 30,   December 31,    Ended June   December 31,
                                                                          2008            2007         30, 2008        2007
                                                                     --------------   ------------   -----------   ------------
                                                                       (unaudited)                   (unaudited)
INCREASE IN NET ASSETS:
OPERATIONS:
   Net investment income .........................................    $   227,393     $    824,823   $    15,769   $    47,203
   Net realized gain on investments ..............................              0              127             6             3
                                                                      -----------     ------------   -----------   -----------
      TOTAL INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....        227,393          824,950        15,775        47,206
                                                                      -----------     ------------   -----------   -----------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
   Contributions .................................................     89,239,048       35,059,358     3,942,000     5,041,893
   Withdrawals ...................................................    (89,939,803)     (35,428,478)   (4,619,449)   (4,270,511)
                                                                      -----------     ------------   -----------   -----------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
         TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS .........       (700,755)        (369,120)     (677,449)      771,382
                                                                      -----------     ------------   -----------   -----------
      NET INCREASE (DECREASE) IN NET ASSETS ......................       (473,362)         455,830      (661,674)      818,588
                                                                      -----------     ------------   -----------   -----------
NET ASSETS:
   Beginning of period ...........................................     13,183,999       12,728,169     1,381,984       563,396
                                                                      -----------     ------------   -----------   -----------
   END OF PERIOD .................................................    $12,710,637     $ 13,183,999   $   720,310   $ 1,381,984
                                                                      ===========     ============   ===========   ===========

FINANCIAL HIGHLIGHTS

                                                                                       MONEY MARKET
                                                                     ----------------------------------------------
                                                                      Six Months        Year Ended December 31,
                                                                      Ended June   --------------------------------
                                                                       30, 2008    2007   2006   2005   2004   2003
                                                                     -----------   ----   ----   ----   ----   ----
                                                                     (unaudited)
Total return .....................................................     1.66%(A)    5.33%  5.09%  3.25%  1.34%  1.13%
Ratios to average net assets (annualized): .......................
   Expenses ......................................................     0.11%       0.11%  0.11%  0.11%  0.11%  0.11%
   Net investment income .........................................     3.31%       5.19%  5.03%  3.20%  1.30%  1.14%

                                                                                U.S. GOVERNMENT MONEY MARKET
                                                                     ----------------------------------------------
                                                                      Six Months        Year Ended December 31,
                                                                      Ended June   --------------------------------
                                                                       30, 2008    2007   2006   2005   2004   2003
                                                                     -----------   ----   ----   ----   ----   ----
                                                                     (unaudited)
Total return .....................................................     1.43%(A)    5.18%  5.04%  3.19%  1.30%  1.11%
Ratios to average net assets (annualized): .......................
   Expenses.......................................................     0.11%       0.11%  0.12%  0.12%  0.11%  0.12%
   Net investment income..........................................     3.04%       4.98%  4.97%  3.15%  1.30%  1.13%

(A)  Not annualized

                             See accompanying notes

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Master Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company that was organized as a trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of November 1, 2004. Prior to November 1, 2004, the Trust was organized as a trust under the laws of the State of New York. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the American Beacon Master Money Market Portfolio and American Beacon Master U.S. Government Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The objective of each Portfolio is current income, liquidity and the maintenance of a stable price of $1.00 per share. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

     American Beacon Advisors, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation ("AMR") and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     On April 16, 2008, AMR, the parent company of the Manager, announced that it had reached a definitive agreement to sell all of its interests in the Manager to Lighthouse Holdings, Inc., which is owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P. AMR will acquire a minority equity stake in the parent corporation of Lighthouse Holdings, Inc. Completion of the sale would result in a change of control of the Manager, but there are no anticipated material changes in the services to be provided by the Manager or in the fee rate charged by the Manager to the Fund. The target closing date for the proposed acquisition is expected to be no later than September 30, 2008. Based in Dallas and Nashville, Pharos Capital Group, LLP invests through private equity funds, primarily in companies seeking later stage equity funding for internal growth, acquisitions, management buyouts or recapitalizations across industry sectors. TPG Capital, L.P. is the global buyout group of TPG, a leading private investment firm with more than $50 billion of assets under management. TPG Capital, L.P. has extensive experience with global public and private investments executed through leveraged buyouts, recapitalizations, spinouts, joint ventures and restructurings.

     The following is a summary of the significant accounting policies followed by the Portfolios.

Valuation of Investments

     Securities of the Portfolios are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

     The Portfolios adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective with the beginning of the Portfolios' fiscal year. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the hierarchy under FAS 157 are described below:

     Level 1 - Quoted prices in active markets for identical securities.

     Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

     Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Portfolio's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

A summary of the inputs used to value the Portfolios' net assets as of June 30, 2008 is as follows (in thousands):

                                                           Investments in Securities
                                                         ------------------------------
                                                                        U.S. Government
Valuation Inputs                                         Money Market     Money Market
----------------                                         ------------   ---------------
Level 1 - Quoted Prices...............................    $ 1,149,326       $    218
Level 2 - Other significant observable inputs.........     11,729,666        719,582
Level 3 - Significant unobservable inputs.............             --             --
                                                          -----------       --------
Total.................................................    $12,878,992       $719,800

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

     On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance on how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolios' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Portfolios file tax returns with the U.S. Internal Revenue Service. Generally, the tax authorities can examine all tax returns filed for the last three years. The Portfolios may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expenses" on the Statements of Operations. The Portfolios adopted the provisions of FIN 48 effective January 1, 2007. Tax positions taken by the Portfolios have been deemed to

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)

meet the more likely than not threshold, and therefore there have been no adjustments to the Portfolios' net asset value per share.

Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by government securities for the Portfolios. Additionally, repurchase agreements in the Money Market Portfolio may be collateralized by non-government securities. All collateral is valued at cost, which approximates market value and is held at the custodian bank. The collateral is monitored daily by the Manager so that the collateral's market value exceeds the carrying value of the repurchase agreement plus accrued interest.

Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

Management Agreement

     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment advisor to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios 0.10% of the average daily net assets of each of the Portfolios.

Interfund Lending Program

     Pursuant to an exemptive order by the Securities and Exchange Commission, the Portfolios, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Money Market Portfolio to lend money to other participating series managed by the Manager. For the six months ended June 30, 2008, the credit facility was not utilized.

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE
MANAGEMENT AGREEMENTS OF THE FUNDS AND THE PORTFOLIOS
(UNAUDITED)

     At its May 21, 2008 meeting, the Board of Trustees ("Board" or "Trustees") considered the renewal of each existing Management Agreement (each, a "Current Agreement" and collectively, the "Current Agreements") between the Manager and the American Beacon Funds ("Beacon Trust"), American Beacon Mileage Funds ("Mileage Trust"), American Beacon Select Funds ("Select Trust") or American Beacon Master Trust ("Master Trust") (collectively, the "Funds"). In preparation for the Board's consideration to renew these Current Agreements, the Board and its Investment Committee undertook steps to gather and consider information furnished by the Manager and Lipper, Inc. ("Lipper"). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager.

     In addition, the Board's Investment Committee worked with Lipper to obtain relevant comparative information regarding the performance, fees and expenses of the Funds. The Investment Committee held a separate meeting on May 9, 2008 to consider the information provided by Lipper. Further, the Board took into consideration information furnished for the Board's review and consideration throughout the year at regular Board and Investment Committee meetings, as well as information specifically prepared in connection with the renewal process.

     On May 21, May 22 and June 4, 2008, the Board met to determine, among other matters, whether to approve a new investment management agreement ("New Agreement") between the Manager and the Funds. The New Agreement is necessary because, on April 16, 2008, AMR Corporation ("AMR"), the parent company of the Manager, entered into an agreement with Lighthouse Holdings, Inc. ("Lighthouse") pursuant to which Lighthouse will acquire all of the capital stock of the Manager ("Transaction") in exchange for cash and 10% of the capital stock of the parent corporation of Lighthouse. Upon the closing of the Transaction ("Closing"), the Manager will cease to be a wholly owned subsidiary of AMR and will become a subsidiary of Lighthouse. This change in control is deemed to be an "assignment" under the Investment Company Act of 1940 ("1940 Act") of each Fund's Current Agreement with the Manager. As required by the 1940 Act, each Fund's Current Agreement provides for its automatic termination in the event of an assignment, and each will, therefore, terminate upon the Closing.

     To provide for the continuity of management for the Funds, the Board met to consider the New Agreement with the Manager. The New Agreement for each Fund will reflect substantially the same terms as the Current Agreement for each Fund. In addition, the Current Agreements have been updated and modernized. As part of this process, the primary administrative services provided by the Manager to the Funds will be transferred to one single administrative services agreement ("New Administrative Services Agreement"). Currently, the Manager provides administrative services to the Funds in Mileage Trust, Select Trust and Master Trust pursuant to their Current Agreements and to the Funds in Beacon Trust pursuant to its Current Agreement and an Administrative Services Agreement ("Current Administrative Services Agreement"). The aggregate fee rates for each Fund under the New Agreement and the New Administrative Services Agreement will be the same as the fee rates imposed under the existing agreements which they replace.

     The New Agreement is subject to shareholder approval. If approved by the shareholders of the Funds, the New Agreement will become effective upon the Closing or, if the Closing is not consummated, the New Agreement will become effective on or about January 1, 2009. The Manager and Lighthouse anticipate that the Closing will occur in the third calendar quarter of 2008.

     Upon the Closing, Lighthouse directly will control the Manager. Lighthouse currently does not anticipate any changes to the organization or structure of the Funds, to the service providers or to the aggregate fee rates under any Current Agreement. In addition, the portfolio managers at the Manager that currently manage the Funds are expected to continue to manage the Funds after the Closing. In that regard, the Manager and Lighthouse have entered into or will enter into employment contracts that will take effect

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE
MANAGEMENT AGREEMENTS OF THE FUNDS AND THE PORTFOLIOS
(UNAUDITED)

upon the Closing with certain key personnel performing or overseeing the Funds' investment programs. However, there can be no assurance that these personnel will choose to remain employed by the Manager before or after the Closing. The Manager and the Funds will continue to operate under their existing names. Potential benefits to the Funds as a result of the Transaction include Lighthouse's intention to devote additional resources to product development and distribution of Fund shares. Any resulting growth of Fund assets may produce economies of scale that could benefit shareholders of the Funds.

     In addition, under the Current Agreements, the Manager may retain subadvisors to provide investment advisory services for all or a portion of the assets of a Fund. Pursuant to an exemptive order issued by the Securities and Exchange Commission ("SEC"), the Manager is permitted to enter into new or modified investment advisory agreements with existing or new subadvisors ("New Investment Advisory Agreements") without approval of a Fund's shareholders, but subject to the approval of a Fund's Board.

     In preparation for the Board's consideration to approve the New Agreement, the Board held preliminary conference call meetings on April 15, 16 and 21, 2008, to discuss the New Agreement and the effect that approving the New Agreement would have on the Funds. The Board, with the assistance of independent legal counsel, received a memorandum and related advice from their legal counsel detailing the Board's responsibilities in considering the New Agreement.

     In connection with Board's consideration of the Current Agreement and New Agreement, the Trustees considered, among other materials, responses by the Manager to inquiries requesting:

     - a description of the Transaction, the effects of the Transaction on the Trusts and the Board, and any proposed changes to the Trusts, their service providers or fee structure and other information;

     - a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Funds, or any other area, including how these changes might affect the Funds;

     -    a copy of the firm's Form ADV registration statement with the SEC;

     - a summary of any material past, pending or anticipated litigation or regulatory proceedings involving the firm or its personnel, including the results of any recent regulatory examination or independent audit;

     - a profit/loss analysis of the firm and any actual or anticipated economies of scale in relation to the services it provides to each Fund;

     - a description of any payments by the firm to support the Funds' marketing efforts;

     - an analysis of compensation, including a comparison with fees charged to other clients for which similar services are provided, any proposed changes to the fee schedule and the effect of any fee waivers;

     - an evaluation of other benefits to the firm or Funds as a result of their relationship, if any;

     - confirmation that the firm's financial condition does not raise concerns that the firm would be unable to continue providing the same scope and quality of services to the Funds;

     - a description of the scope of portfolio management services provided to the Funds and the firm's other clients, including other registered investment companies, whether such services differ, and any advantages or disadvantages that might accrue to the Funds due to the firm's involvement in other activities;

     - a description of the personnel who are assigned primary responsibility for managing the Funds, including any changes during the past year, and a discussion of the adequacy of current and projected staffing levels to service the Funds;

     - a description of the basis upon which portfolio managers are compensated, including any "incentive" arrangements;

     - a discussion regarding the firm's participation in "soft dollar" arrangements, if any, or other brokerage allocation policies with respect to Fund transactions, including the firm's methodology for obtaining the most favorable execution and the use of any affiliated broker-dealers;

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE
MANAGEMENT AGREEMENTS OF THE FUNDS AND THE PORTFOLIOS
(UNAUDITED)

     - a discussion of whether the firm receives, with respect to the Funds, other compensation, including any payment for order flow or ECN liquidity rebates;

     - a description of any actual or potential conflicts of interest anticipated in managing Fund assets;

     - a summary of any material changes to the firm's compliance program with regard to federal, state, corporate and Fund requirements and a certification regarding the reasonable design of the compliance program;

     -    a discussion of any material compliance problems and remedial actions;

     - information regarding the firm's code of ethics, insider trading policy and disaster recovery plan, including a description of any material changes thereto;

     -    a description of the firm's affiliation with any broker-dealer;

     - a discussion of any anticipated change in the firm's controlling persons;

     - verification of the firm's insurance coverage with regard to the services provided to the Funds;

     - a comparison of the performance of each Fund to comparable investment companies and appropriate indices, including comments on the relative performance of each Fund versus the respective peer group average;

     - a discussion, if applicable, of any underperformance by a Fund relative to its peer group and what, if any, remedial measures the Manager has or intends to take;

     - a comparison of advisory fees and expense ratios for comparable mutual funds;

     - an analysis of any material complaints received from Fund shareholders;

     - a description of the Manager's securities lending practices and the fees received from such practices;

     - a description of any revenue sharing activities with respect to the Funds;

     - a discussion of any rebate arrangements between the Manager and a service provider to the Funds pursuant to which the Manager receives direct or indirect benefits from the service provider;

     - a description of the portfolio turnover rate and average execution costs for each Fund; and

     - a description of how expenses that are not readily identifiable to a particular Fund are allocated.

     In connection with the Current Agreements and New Agreement, the Board also obtained an analysis provided by Lipper that compared: (i) investment performance of each Fund versus comparable investment companies and appropriate indices; (ii) total Fund expenses of each Fund versus comparable mutual funds, and (iii) each Fund's investment advisory fees versus comparable mutual funds. For each Fund with more than one class of shares, the class of shares used for comparative purposes was the class with the longest performance history, which in most cases was the Institutional Class. References below to each Fund's Lipper peer group are to the group of comparable mutual funds included in the analysis provided by Lipper. The Current Agreements and New Agreement are each referenced to herein as an "Agreement" and collectively, the "Agreements."

     The Trustees also received memoranda from their legal counsel detailing the Board's responsibilities pertaining to the approval of each Agreement. These memoranda explained the regulatory requirements surrounding the Trustees' process for evaluating investment advisors and the terms of the contracts.

     In connection with the Board's consideration of the New Agreement, the Trustees considered, among other information, the following factors, in addition to other factors noted in the Proxy Statement:

(1) The manner in which each Fund's assets are managed will not change as a result of the Transaction, and the same people who currently manage the Fund's assets are expected to continue to do so after the Transaction;

(2) The aggregate fee rates payable by each Fund under the New Agreement and the New Administrative Services Agreement are the same as the fee rates payable under the Current Agreements and, in the case of the Beacon Trust, under the Current Agreement and the Current Administrative Services Agreement;

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE
MANAGEMENT AGREEMENTS OF THE FUNDS AND THE PORTFOLIOS
(UNAUDITED)

(3) The material terms regarding advisory services pursuant to the New Agreement are substantially the same as the terms of the Current Agreements;

(4) The qualifications of the Manager's personnel who will provide advisory and administrative services to the Funds are not expected to change;

(5) The Manager's financial condition and the post-Closing capitalization of Lighthouse;

(6)  The impact of the Transaction on the Manager's day-to-day operations;

(7) The capabilities, experience, corporate structure and capital resources of Lighthouse;

(8) The long-term business goals of Lighthouse with regard to the Manager and the Trusts;

(9) Fund shareholders will not bear any costs in connection with the Transaction, inasmuch as AMR and Lighthouse will bear equally the costs, fees and expenses incurred by the Funds in connection with the Proxy Statement, the fees and expenses of accountants and attorneys relating to the Transaction and Proxy Statement, the fees and expenses incurred by the Funds in connection with the Transaction, and the meeting fees of the Boards for meetings held in connection with the Transaction;

(10) The Funds may realize benefits as a result of the Transaction, including long-term economies of scale; and

(11) The potential for increased costs to the Trusts in order to satisfy existing obligations under the current Trustees' retirement plan.

     Provided below is an overview of the other primary factors the Board considered at its May 21, May 22 and June 4, 2008 meetings. The Board did not identify any particular information that was most relevant to its consideration to renew the Current Agreements and approve the New Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the Non-interested Trustees provided the Board with memoranda regarding its responsibilities pertaining to the renewal of the Current Agreements and approval of the New Agreement. Based on its evaluation, the Board unanimously concluded that the terms of each Current Agreement were reasonable and fair and that the renewal of each Current Agreement was in the best interests of each Fund and its shareholders. The Board also unanimously concluded that the terms of the New Agreement were reasonable and fair and that the approval of the New Agreement was in the best interests of each Fund and its shareholders.

CONSIDERATIONS WITH RESPECT TO ALL FUNDS

     In determining whether to renew the Current Agreement and approve the New Agreement, the Trustees considered the best interests of each Fund separately. While the Current Agreements for all of the Funds were considered at the Board meetings on May 21, 2008, and the New Agreement for all of the Funds was considered at the meetings on May 21, May 22 and June 4, 2008, the Board considered each Fund's investment management relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of a Fund; (3) the costs incurred by the Manager in rendering its services and its resulting profits or losses; (4) the extent to which economies of scale have been taken into account in setting each fee schedule; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by the Manager with other clients (such as pension funds and other institutional funds); and (7) any other benefits derived or anticipated to be derived by the Manager from its relationship with a Fund. The Trustees posed questions to various management personnel of the Manager and Lighthouse regarding certain key aspects of the materials submitted in support of the renewal.

     Nature, Extent and Quality of Services. With respect to the renewal of each Fund's Current Agreement and the approval of each Fund's New Agreement, the Board considered: the background and experience of key investment personnel and the Manager's ability to retain them; the Manager's disciplined investment approach and goal to provide consistent above average long-term performance at a low cost; the Manager's continuing

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE
MANAGEMENT AGREEMENTS OF THE FUNDS AND THE PORTFOLIOS
(UNAUDITED)

efforts to add new series and share classes to enhance the Funds' product line; the Manager's record in building improved compliance, control and credit functions that reduce risks to the Funds; the addition of personnel to manage the Funds, promote sales and improve services, including the addition of a separate new information technology (IT) department at the Manager; the high rankings received by the Funds in service surveys.

     Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager were appropriate for each Fund and, thus, determined to renew the Current Agreements and approve the New Agreement for each Fund.

     Investment Performance. The Board evaluated the comparative information provided by Lipper and the Manager regarding each Fund's investment performance relative to its benchmark index(es) and peer group. The Board considered the information provided by Lipper regarding its independent peer selection methodology to select all peer groups and universes. The Board also considered the performance reports and discussions with management at Board and Committee meetings throughout the year. A discussion regarding the Board's considerations with respect to each Fund's performance appears below under "Additional Considerations and Conclusions with Respect to Each Fund."

     Costs of the Services to be Provided to the Funds and the Projected Profits to be Realized by the Manager from its Relationship with the Funds. In analyzing the cost of services and profitability of the Manager by Fund, the Board considered the revenues earned and the expenses incurred by the Manager. The profits or losses were noted at both an individual Fund level and at an aggregate level for all Funds. The Board also considered that the Current and New Agreements for the Beacon Trust, Mileage Trust and Select Trust stipulate that, to the extent that a Fund invests all of its investable assets in another registered investment company (i.e., is a Feeder Fund), the Fund will not pay the Manager a management fee. Because the money market series of the Beacon Trust, Mileage Trust and Select Trust operate as Feeder Funds with respect to the Master Trust, the Manager only receives a management fee from the Master Trust. With respect to the Money Market Funds, the Board also considered the Manager's advisory fees for services provided by the Manager to institutional separate accounts with similar investment strategies. Although the Board noted that, in certain cases, the fee rates paid by other clients is lower than the fee rates paid by the Funds, the difference reflects the greater level of responsibility and regulatory requirements associated with managing the Funds.

     The Board also noted that the Manager proposed to continue the expense waivers and reimbursements for certain Funds and classes that were in place during the last fiscal year. The Board considered that the Manager receives service and administrative fees to compensate the Manager for providing administrative services to the Funds and to compensate third-party administrators and broker-dealers for services to Fund shareholders. The Board also noted that certain classes of the Funds maintain higher expense ratios in order to compensate third-party distributors.

     Based on the foregoing information, the Board concluded that the profitability levels were reasonable in light of the services performed by the Manager. A discussion regarding the Board's considerations with respect to each Fund's fee rates is set forth below under "Additional Considerations and Conclusions with Respect to Each Fund."

     Economies of Scale. In considering the reasonableness of the management fees, the Board considered whether economies of scale will be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board noted that certain Funds have grown their shareholder base, which has spread fixed costs over a larger shareholder and asset base. With respect to the Money Market Funds, the Board also noted that, although the fee schedules for these Funds do not have breakpoints, the effective advisory fee rates are low by industry standards and the performance of these Funds has been highly competitive and, in many cases, among the top performers among similar funds.

     The Board also considered the Manager's representations that its costs have increased due primarily to greater service provider and regulatory costs. The Manager also represented that it anticipates further

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE
MANAGEMENT AGREEMENTS OF THE FUNDS AND THE PORTFOLIOS
(UNAUDITED)

economies of scale would be largely offset by higher costs of adding and retaining qualified personnel, improving technology and increasing demands on its advisory business.

     Based on the foregoing information, the Board concluded that the Manager fee schedules for each Fund provides for a reasonable sharing of benefits from any economies of scale with the Fund.

     Benefits Derived from the Relationship with the Funds. The Board considered the "fall-out" or ancillary benefits that accrue to the Manager as a result of the advisory relationships with the Funds, including greater exposure in the marketplace with respect to the Manager's investment process and expanding the level of assets under management by the Manager. The Board also considered that the Manager's relationship with the Funds and, in particular the money market funds, continues to be a significant factor in attracting separate account assets for the Manager. In addition, the Board noted that the Manager provides services to each Trust at a relatively low cost. The Board also considered that Funds did not pay commissions to any affiliated broker-dealer of the Manager during the most recent fiscal year ended December 31, 2007.

     Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager by virtue of its relationships with the Funds appear to be fair and reasonable.

ADDITIONAL CONSIDERATIONS AND CONCLUSIONS WITH RESPECT TO EACH FUND

     The performance comparisons below were made versus each Fund's respective Lipper Average, which includes all comparable funds in the Lipper category, and the Lipper Index, which includes the 30 largest funds in the Lipper category. References to the Lipper expense group below are to the group of comparable mutual funds included in the analysis provided to the Trustees by Lipper, Inc.

ADDITIONAL CONSIDERATIONS AND CONCLUSIONS WITH RESPECT TO THE MONEY MARKET FUND

     In considering the renewal of the Current Agreement and the approval of the New Agreement, the Trustees considered the following additional factors: (1) the Institutional Class of the Beacon Trust slightly underperformed the Lipper Index and outperformed the Lipper Average for all reported periods ended March 31, 2008; (2) the total expense ratio and contractual management fees of the Institutional Class of Beacon Trust shares were both lower than its Lipper expense group average; (3) the Manager is subject to a high degree of risk of financial responsibility should the Fund be unable to maintain a stable $1.00 per share net asset value; (4) the Manager's explanation that fee schedule "breakpoints" were not warranted due to, among other factors, the low base management fee charged to the Fund; and (5) the Manager has contractually agreed to waive fees and/or reimburse Fund expenses to the extent necessary to maintain a competitive total expense ratio for the Institutional, Cash Management and BBH ComSet Classes of the Beacon Trust.

     Based on these and other considerations, the Trustees (1) concluded that the fees paid to the Manager under the Agreements are fair and reasonable, (2) determined that the Fund and its shareholders would benefit from the Manager's continued management of the Fund, (3) approved the renewal of the Current Agreement and (4) approved the New Agreement with respect to the Fund.

ADDITIONAL CONSIDERATIONS AND CONCLUSIONS WITH RESPECT TO THE U.S. GOVERNMENT MONEY MARKET FUND

     In considering the renewal of the Current Agreement and the approval of the New Agreement, the Trustees considered the following additional factors: (1) the U.S. Government Money Market Fund was ranked as the 16th best institutional U.S. Government money market fund among 170 funds for the one year ending March 31, 2008 according to Lipper Analytical Services; (2) the Fund's total return of 4.69% outperformed the Lipper Institutional U.S. Government Money Fund Average return of 4.44%; (3) the Fund was ranked in the first quartile for the one, three and five year period ended March 31, 2008; and (4) similar to the Money Market Fund, and for the same reasons, this Fund maintained a relatively short weighted-average maturity throughout

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE
MANAGEMENT AGREEMENTS OF THE FUNDS AND THE PORTFOLIOS
(UNAUDITED)

2007. This strategy was accomplished primarily by purchasing short-dated fixed rate agencies, variable rate agencies and overnight repurchase agreements.

     Based on these and other considerations, the Trustees (1) concluded that the fees paid to the Manager under the Agreements are fair and reasonable, (2) determined that the Fund and its shareholders would benefit from the Manager's continued management of the Fund, (3) approved the renewal of the Current Agreement and (4) approved the New Agreement with respect to the Fund.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                          (AMERICAN BEACON FUNDS(SM) LOGO)

DELIVERY OF DOCUMENT

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Fund through a financial institution, you may be able to receive the Fund's regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUND:

                    (GRAPHIC)                                          (GRAPHIC)

                   BY E-MAIL:                                      ON THE INTERNET:
       american_beacon.funds@ambeacon.com          Visit our website at www.americanbeaconfunds.com

                    (GRAPHIC)                                          (GRAPHIC)

                  BY TELEPHONE:                                        BY MAIL:
               Institutional Class                               American Beacon Funds
               Call (800) 658-5811                          4151 Amon Carter Blvd., MD 2450
                 PlanAhead Class                                 Fort Worth, TX 76155
               Call (800) 388-3344

  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES     AVAILABILITY OF PROXY VOTING POLICY AND RECORDS

In addition to the Schedule of Investments         A description of the policies and procedures the
provided in each semi-annual and annual report,    Fund uses to determine how to vote proxies
the Fund files a complete schedule of its          relating to portfolio securities is available in
portfolio holdings with the Securities and         the Fund's Statement of Additional Information,
Exchange Commission ("SEC") on Form N-Q as of      is available free of charge on the Fund's
the first and third fiscal quarters. The Fund's    website (www.americanbeaconfunds.com) and by
Forms N-Q are available on the SEC's website at    calling 1-800-967-9009 or by accessing the SEC's
www.sec.gov. The Forms N-Q may also be reviewed    website at www.sec.gov. The Fund's proxy voting
and copied at the SEC's Public Reference Room,     record for the most recent year ended June 30 is
450 Fifth Street, NW, Washington, DC 20549.        filed annually with the SEC on Form N-PX. The
Information regarding the operation of the SEC's   Fund's Forms N-PX are available on the SEC's
Public Reference Room may be obtained by calling   website at www.sec.gov. The Fund's proxy voting
1-800-SEC-0330. A complete schedule of the         record may also be obtained by calling
Fund's portfolio holdings is also available on     1-800-967-9009.
the Funds' website (www.americanbeaconfunds.com)
approximately thirty days after the end of each
month.

FUND SERVICE PROVIDERS:

CUSTODIAN               TRANSFER AGENT          INDEPENDENT REGISTERED   DISTRIBUTOR
STATE STREET BANK AND   BOSTON FINANCIAL DATA   PUBLIC ACCOUNTING FIRM   FORESIDE FUND SERVICES
TRUST                   SERVICES                ERNST & YOUNG LLP        Portland, Maine
Boston, Massachusetts   Kansas City, Missouri   Dallas, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

American Airlines, Inc. is not responsible for investments made in the American Beacon Funds. PlanAhead Class is a registered service mark of American Beacon Advisors, Inc. American Beacon Funds, American Beacon Money Market Fund, and American Beacon U.S. Government Money Market Fund are service marks of American Beacon Advisors, Inc.

                                                                        SAR 6/08
                                                                           62519
                                       42

ITEM 2. CODE OF ETHICS.
The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the "Code") nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for the Money Market Portfolio and U.S. Government Money Market Portfolio of the American Beacon Master Trust are included in the American Beacon Funds shareholder report presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

     (b) There were no changes in the Trust's internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.
     (a)(1) Not applicable.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

     (a)(3) Not applicable.

     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.



                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Master Trust

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 5, 2008


By /s/ Rebecca L. Harris
   ---------------------
   Rebecca L. Harris
   Treasurer

Date: September 5, 2008